Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation
The consolidated financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of VIEs. All significant intercompany transactions and balances between the Company, its subsidiaries, VIEs and subsidiaries of VIEs are eliminated upon consolidation. Results of subsidiaries, businesses acquired from third parties, VIEs and subsidiaries of VIEs are consolidated from the date on which control is transferred to the Company.
On May 26, 2011, the board of directors of the Company approved and adopted a share award scheme (the “2011 Share Award Scheme”) in which selected employees of the Group are entitled to participate. The Group has set up a trust (the “Share Award Scheme Trust”) for the purpose of administering the 2011 Share Award Scheme and holding shares awarded to the employees before they vest and are transferred to the employees as instructed by employees. As the Group has the power to govern the financial and operating policies of the Share Award Scheme Trust and derives benefits from the contributions of the employees who have been awarded the shares of the Company through their continued employment with the Group, the Share Award Scheme Trust are included in the consolidated financial statements and any ungranted and unvested shares held by the Share Award Scheme Trust not transferred to grantees are not considered legally issued and outstanding ordinary shares of the Company.
Comparative information
Certain items in prior years’ consolidated financial statements have been reclassified to conform to the current year’s presentation to facilitate comparison.

Use of estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Management evaluates estimates, including those related to the standalone selling prices of performance obligation of revenue contracts, the allowance for credit losses, weighted average unit price of virtual currencies of LiveMe, the average paying user lives of online games, the purchase price allocation with respect to business combinations, useful lives of long-lived assets and intangible assets, impairment of long-lived assets, impairment of investments, net realizable value of inventories, impairment of goodwill, valuation allowance for deferred tax assets, uncertain tax positions, share-based compensation, fair values of investments, and loss contingencies, among others.
Foreign currency translation and transactions
The functional currency of the Company is the US$. The Company’s subsidiaries, VIEs and subsidiaries of VIEs determined their functional currency based on the criteria of ASC 830,
Foreign Currency Matters
. The Group uses RMB as its reporting currency. The Group uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ equity.
Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included as a component of “Foreign exchange gains, net” in the consolidated statements of comprehensive (loss) income.
Convenience translation
Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.3726 to US$1.00 on December 30, 2021 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.
Business combinations and noncontrolling interests
Except for business combination under common control, the Group accounts for its business combinations using the purchase method of accounting in accordance with ASC 805,
Business Combinations
. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets, and liabilities the Group acquired, based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded in the consolidated statements of comprehensive (loss) income.

In a business combination achieved in stages, the Group remeasures its previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement
gain or loss, if any, is recognized in earnings.
The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.
For the Company’s majority-owned subsidiaries and VIEs, a noncontrolling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. Consolidated net (loss) income on the consolidated statements of comprehensive (loss) income includes the net (loss) income attributable to noncontrolling interests. The cumulative results of operations attributable to noncontrolling interests are recorded as noncontrolling interests in the Group’s consolidated balance sheets.
Cash and cash equivalents
Cash consists of cash on hand and bank deposits, which are unrestricted to withdrawal and use. All highly liquid investments with original stated maturity of three months or less are classified as cash equivalents and are stated at cost which approximates their fair value.
Accounts receivable and allowance for credit losses
Prior to the adoption of ASC 326, accounts receivable is recognized and carried at original invoiced amount less an allowance for any potential uncollectible amounts. An estimate for doubtful debts is made when collection of the full amount is no longer probable. Bad debts are written off as incurred. The Group generally does not require collateral from its customers. The Group maintains allowances for doubtful accounts for estimated losses resulting from the failure of customers to make payments on time. The Group reviews the accounts receivable on a periodic basis and makes specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Group considers many factors, including the customer’s payment history, its current creditworthiness and current economic trends.

Upon adoption of ASC 326 on January 1, 2020, the Group maintains an allowance for credit losses in accordance with ASC 326 and records the allowance for credit losses as an offset to accounts receivable, and the estimated credit losses charged to the allowance is classified as “General and administrative” in the consolidated statements of comprehensive (loss) income. The Group assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist, primarily based on similar business line, service or product offerings and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the accounts receivable balances, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers. Bad debts are written off as incurred. The Group generally does not require collateral from its customers.
Inventories
Inventories, consisting of products available for sale, are stated at the lower of cost and net realizable value, and are recorded in “Prepayments and other current assets”. Cost of inventories is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventories to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. Write downs of inventories are recorded in cost of revenues in the consolidated statements of comprehensive (loss) income.
Investments
Short-term investments
Investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments. Investments that are expected to be realized in cash during the next 12 months are also included in short-term investments.

Investment in debt securities
The Group accounts for its investments in debt securities in accordance with ASC
320-10,
Investments-Debt Securities: Overall
. The Group classifies the investments in debt securities as
“held-to-maturity”,
“trading” or
“available-for-sale”,
whose classification determines the respective accounting methods stipulated by ASC
320-10.
Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains, or losses are realized.
The debt securities that the Group has positive intent and ability to hold to maturity are classified as held-to-maturity
securities and stated at amortized cost. Prior to the adoption of ASC 326, for individual securities classified as held-to-maturity
securities, the Group evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Group’s policy and ASC
320-10.
When the Group intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other- than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. When the Group does not intend to sell an impaired debt security and it is more-likely-than-not
that it will not be required to sell prior to recovery of its amortized cost basis, the Group must determine whether or not it will recover its amortized cost basis. If the Group concludes that it will not, an other-than-temporary impairment exists and that portion of the credit loss is recognized in earnings, while the portion of loss related to all other factors is recognized in other comprehensive income (loss).
Upon the adoption of ASC 326 on January 1, 2020, the allowance for credit losses of the held-to-maturity
debt securities reflects the Group’s estimated expected losses over the contractual lives of the held-to-maturity
debt securities and is charged to “Other expense” in the consolidated statements of comprehensive (loss) income. Estimated allowances for credit losses are determined by considering reasonable and supportable forecasts of future economic conditions in addition to information about past events and current conditions.
Debt securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.
Debt investments not classified as trading or as
held-to-maturity
are classified as
available-for-sale
securities.
Available-for-sale
debt securities are reported at fair value, with unrealized gains and losses recorded in other comprehensive income (loss).
Investment in equity securities
The Group accounts for its investments in common stock or
in-substance
common stock in entities in which it can exercise significant influence but does not own a majority equity interest or control using the equity method in accordance with ASC
323-10,
Investments-Equity Method and Joint Ventures: Overall
unless the Group elects to account for the investment using the fair value option in accordance with ASC
825-10,
Financial Instruments: Fair Value Option
(“ASC 825”). The Group applies the equity method of accounting that is consistent with ASC
323-10
in limited partnership in which the Group holds a three percent or greater interest. Where the equity method is used, the Group initially records its investment at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is accounted for as if the investee were a consolidated subsidiary. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Group evaluates the equity method investments for impairment under ASC
323-10.
An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.
The Group has elected the fair value option when it initially recognizes an equity method investment as the Group determined the fair value of this investment better represents the value of the underlying assets. Such election is irrevocable and can be applied to financial assets on an individual basis at initial recognition. Any changes in fair value are recognized in earnings in the consolidated statements of comprehensive (loss) income.

Equity investments with readily determinable fair value, except for those accounted for under the equity method, those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC 820,
Fair Value Measurements and Disclosures
(“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Group elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.
For equity investments measured at fair value with changes in fair value recorded in earnings, the Group does not assess whether those securities are impaired. For those equity investments that the Group elects to use the measurement alternative, the Group makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in earnings equal to the difference between the carrying value and fair value.
In January 2020, the FASB issued ASU
No. 2020-01,
Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)—Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (a consensus of the Emerging Issues Task Force). The amendments in this update clarify the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The Group adopted the ASU on January 1, 2021, which did not have a material impact on the consolidated financial statements.
Fair value measurements of financial instruments
Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value.
Financial instruments primarily consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, due from and due to related parties, other receivables, long-term investments, accounts payable and other current liabilities. The carrying amounts of these financial instruments, except for long-term investments approximate their fair values because of their generally short-term maturities.
The Group, with the assistance of an independent third-party valuation firm, determined the estimated fair value of its equity investments using the alternative measurement based on observable price changes and equity method investment with fair value option elected. For business disposed during the year, the Group measured fair value upon deconsolidation using the discounted cash flow approach. The Group also, with the assistance of an independent third-party valuation firm, determined the fair value of long-term investments, including equity investments using the alternative measurement, equity method investments and long-term debt securities upon impairment occurrence.

Property and equipment
Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Estimated useful life
Electronic equipment	2-3 years
AI related equipment	2-3 years
Office equipment and fixtures	5 years
Motor vehicles	4 years
Leasehold improvements	Lesser of term of the lease or the estimated useful lives of the assets
Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive (loss) income.
All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed assets items and depreciation of these assets commences when they are ready for their intended use.
Goodwill
The Group assesses goodwill for impairment in accordance with ASC 350,
Intangibles-Goodwill and Other: Goodwill
(“ASC
350-20”),
which requires that goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events. The Group has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step
test in accordance with ASC
350-20.
If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not
that the fair value of the reporting unit is less than its carrying amount, the two-step
quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the two-step
quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using the income approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired, and the Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Group must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss. As the Company’s market capitalization was lower than the carrying amount of the net assets, the Group performed impairment assessment for the goodwill of all reporting units using the two-step
process, and goodwill amounted to RMB545,665 was fully impaired for the year ended December 31, 2019.

On disposal of a portion of reporting unit that constitutes a business, the attributable amount of goodwill is included in the determination of the amount of profit or loss on disposal. When the Group disposes of a business within the reporting unit, the amount of goodwill disposed is measured based on the relative fair value of the business disposed and the portion of the reporting unit retained. This relative fair value approach is not used when the business to be disposed was not integrated into the reporting unit after its acquisition, in which case the current carrying amount of the acquired goodwill should be included in the carrying amount of the business to be disposed.
Intangible assets
Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination were recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Estimated useful life
Customer relationship	2-6 years
Trademarks	3-10 years
Technology	1-11 years
Online game licenses	1-5 years
User base	1 year
Domain names	1-10 years
Platform	5-6 years
If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite. As of December 31, 2020 and 2021, the Group did not have any intangible assets with an indefinite life.
Impairment of long-lived assets and intangible assets
The Group evaluates its long-lived assets or asset group, including intangible assets with indefinite and finite lives, for impairment. Intangible assets with indefinite lives that are not subject to amortization are tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the assets might be impaired in accordance with ASC
350-30,
Intangibles-Goodwill and Other: General Intangibles Other than Goodwill
. Such impairment test compares the fair values of assets with their carrying values with an impairment loss recognized when the carrying values exceed fair values. For long-lived assets and intangible assets with finite lives that are subject to depreciation and amortization are tested for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable. When these events occur, the Group evaluates impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value.

Treasury stock
Treasury stock represents ordinary shares repurchased by the Company that are no longer outstanding and are held by the Group. Treasury stock is accounted for under the cost method. Under this method, repurchase of ordinary shares was recorded as treasury stock at historical purchase price. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in
capital (up to the amount credited to the additional
paid-in
capital upon original issuance of the shares) and retained earnings.
Revenue recognition
The Group generates its revenues primarily through internet business, AI and others. The Group recognizes revenue when it has approval and commitment from the customer, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable. Pursuant to ASC
606-10-32-2A,
the Group also elected to exclude sales taxes and other similar taxes from the measurement of the transaction price. Therefore, revenues are recognized net of value added taxes (“VAT”) and surcharges.
The following table presents the Company’s revenues disaggregated by revenue source:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Revenues:
Internet business
Online advertising	2,074,256	855,430	354,604	55,645
Internet value-added services	1,296,555	525,476	299,155	46,944
AI and others
Advertising agency services(i)	73,762	84,993	61,588	9,665
Multi-cloud Management Services	—	3,501	41,443	6,503
Technical consulting and other services	58,607	35,504	17,236	2,704
Sale of AI hardware products	84,515	47,741	10,590	1,662

Total consolidated revenues	3,587,695	1,552,645	784,616	123,123

(i)
As disclosed under Segment reporting, the Group realigned its segments as CODM changed how it manages and assesses the Group’s segment performance. business. As such, the Group has retrospectively revised disaggregated revenue disclosure accordingly. Please refer to Note 2 Segment reporting for more information.

(1) Internet business
Online advertising
Online advertising revenue is primarily derived from displaying advertising customer’s advertisements on the Group’s online platforms including duba.com and other websites, browsers, PC and mobile applications, and to a lesser extent, on third-party advertising publishers’ websites or mobile applications. The Group has three general pricing models for its advertising products: cost over a time period, cost for performance basis and cost per impression basis. For advertising contracts over a time period, the Group generally recognizes revenue ratably over time, because the customer simultaneously receives and consumes the benefits as the Group performs throughout a fixed contract term. For contracts that are charged on the cost for performance basis, the Group charges an agreed-upon fee to its customers determined based on the effectiveness of advertising links, which is typically measured by clicks, transactions, installations, user registrations, and other actions originating from the Group’s online platforms. Revenue is recognized at a point in time when there is an effective click, transaction, installations, user registrations, and other actions originating from the Group’s online platforms. For contracts that are charged on the cost per impression basis, the Group recognizes the revenue at a point in time when the impressions are delivered. For online advertising services arrangement involving third-party advertising publishers’ websites or mobile publications, the Group recognizes gross revenue the amount of fees received or receivable from customers as the Group has control over the advertising services before they are transferred to the customer, and therefore, the Group is not arranging for the advertising services to be provided by third parties on their internet properties. Revenue for online advertising services involving third-party advertising publishers’ websites or mobile publications is recognized at a point in time when all the revenue recognition criteria are met. Payments made to the third-party advertising publishers or content providers are included in cost of revenues.

Internet value-added services
The Group generates value-added services revenue principally from fee-based services, mainly including VIP membership, software subscription, game-related and live streaming services.
VIP membership and software subscription.
The Group provides non-cancellable VIP membership services and hosted software subscription services to individual and enterprise customers, which can obtain the access to the related services over a fixed period of time at a fixed price as specified in the contract. Our VIP membership services are provided to customers with various privileges, which primarily include access to advertising-free and value-added services such as file and data recovery, malicious pop-up interception, PDF converting etc. The Group also provides various software such as anti-virus, security protection, immediate communication and etc. to individual and enterprise customers. The software license and the when-and-if-available updates are accounted for as a single performance obligation as the license and the updates are inputs to a combined items in the contract. The VIP membership services and software subscription services are primarily sold in short term period, typically, no more than 12 months. Certain services have contracts with no fixed duration. For these indefinite term subscriptions, the Group estimated the expected contract period based on historical usage pattern and recognizes related revenue over the expected contract period. Upfront payment is generally required and upon the receipt of membership fees and software subscription fees, the Group recognizes the excess of payment received as compared to the recognized revenue as deferred revenue in “Accrued expenses and other liabilities” and revenue is recognized ratably over the membership period or the subscription period as services are rendered.
Game-related services.
The Group sells both perpetual and consumable
in-game
virtual items. Perpetual
in-game
virtual items represent items that are accessible to the paying users as long as the users continue to play. Consumable virtual items represent items that can be consumed by specific user actions. The Group recognizes revenues from the perpetual in-game
virtual items over the estimated average paying users’ life, and revenues from the consumable in-game
virtual items at a point in time when specific user actions are taken by paying users.
The Group tracks the
in-game
virtual item purchases and
log-in
history of the paying users to calculate the retention of game users based on a statistical model in order to arrive at the best estimate of the average paying users’ life of each game. For newly launched games with a limited period of paying users’ data available for the estimate, the Group considers the estimated average paying users’ life of other recently launched games with similar characteristics.
Live streaming services.
The Group creates and offers virtual items to be used by users on mobile live broadcast application “LiveMe”, which was operated and maintained by the Group. All “LiveMe” live video shows are available free of charge and fans can purchase virtual items on the platform with virtual currencies to support their favorite performers. The Group recognizes revenue from LiveMe on a gross basis as it has control over the fulfillment of providing mobile live broadcasts on the LiveMe platform, and records payments to the performers and third-party payment platforms as cost of revenues. When virtual currencies are converted into virtual items which are consumed simultaneously, performers receive a certain number of virtual diamonds as a result. When performers receive virtual diamonds, they have a choice to either cash out the virtual diamonds or convert them into virtual currencies and continue to consume the virtual currencies on the platform. Since the performers can convert the virtual items into cash and recharge into their account (if they do) or directly convert into virtual currencies, the Group believes that the conversion into virtual currencies is analogous to recharge by cash and revenue should be recognized when virtual currencies converted from virtual items are consumed. Proceeds received from users for the sales of virtual currencies are recorded as contract liability, representing prepayments received from users in the form of the Group’s virtual currency not yet converted into virtual items. Revenue recognized is based on the weighted average unit price of virtual currencies and the quantities of virtual currencies converted into virtual items. The weighted average unit price of virtual currencies is calculated on a monthly basis as the sum of the contract liability at the beginning of the month, proceeds received during the month and the cash value of the virtual diamonds converted into virtual currencies divided by the sum of the virtual currencies balance at the beginning of the month plus the quantity of virtual currencies generated during the month. Commission fees paid to distribution platforms and payment channels and the fees shared by the third-party game developers are recorded as cost of revenues. The Group ceases to provide this service as Live.me was deconsolidated on September 30, 2019 (Note 3).

(2) AI and others
Advertising agency services
The Group provides advertising agency services by arranging advertisers to purchase various advertisement products from certain online networks. The Group receives from the online network performance-based commissions, which are determined based on a pre-specified
percentage of the payment by the advertisers for the online network’s various advertisement products. The Group acts as an agent to arrange for the advertising services to be provided by third parties on their internet properties and incentives provided to the end customers are typically market-wide promotions that result in lower fee earned by the Group, and therefore are recorded as a reduction of revenue at the date the Group records the corresponding revenue transaction. Revenue from advertising agency services is recognized on a net basis at a point in time when the advertisement products are delivered by the online networks. The revenue is estimated by the Group based on the real-time advertising performance results provided by the online networks and the commission rates pre-determined
in contracts signed with relevant online networks. There was no significant difference between the Group’s estimates and the subsequent periodic invoices provided by the online network for all the periods presented. Receivables from advertising agency services were included in other receivables from advertisers in “Prepayments and other current assets” and payable to online networks were included in payable to online advertising platforms as agency in “Accrued expenses and other current liabilities” on the consolidated balance sheets.
Multi-Cloud Management services
The Group provides multi-cloud management services through cloud management platform. The nature of the Group’s performance obligation is a single performance obligation to stand ready to provide integrated technical cloud-based solution or sale cloud resources to customers. Revenue is recognized over time when related solutions or resources are provided to customers. The Group evaluates whether it is appropriate to record the revenue on gross or net basis based on whether it acts as a principal or as an agent. This determination is reviewed for each specified service provided to the customer and may involve significant judgment. In certain cases, the Group concludes that it controls the solutions and resources before they are transferred to end customers, as the Group integrates the cloud resources with its technical expertise to provide ongoing customized cloud-based solutions, is primarily responsible for the fulfillment, and has inventory risk before the specified solutions and resources have been transferred to the customers and revenue is recognized on a gross basis. In other cases, the Group acts as a reseller of cloud resources and during which the Group acts as an agent to arrange for the resources to be provided by third parties and revenue is recognized on a net basis.
Sale of AI hardware products, technical consulting service and others
The Group recognizes revenue generally at a point in time for the sale of AI hardware products when the products are delivered to customers. Technical consulting services are recognized over time because the customer simultaneously receives and consumes the benefits as the Group performs throughout a fixed term.
(3) Other revenue recognition related policies
For arrangements that include multiple performance obligations, the Group would evaluate all the performance obligations in the arrangement to determine whether each performance obligation is distinct in the context of contract. Consideration is allocated to each performance obligation based on its standalone selling price. If a promised good or service does not meet the criteria to be considered distinct in the context of contract, it is combined with other promised goods or services until a distinct bundle of goods or services exists.
The Group provides sales incentives to customers which entitle them to receive reductions in the price. The Group accounts for these incentives granted to customers as variable consideration and records it as reduction of revenue. The amount of variable consideration is measured based on the most likely amount of incentives to be provided to customers. The Group believes that there will not be significant changes to its estimate of variable consideration.

Deferred revenue
The Group recognizes a contract liability in the consolidated balance sheets for the contracts where the Group received the payments but have not satisfied the related performance obligation. Contract liabilities were mainly related to advance from customers in online advertising services and internet value-added services to be provided over a period of time and purchase of virtual currencies from users in mobile game and live broadcast application, which were included in “Accrued expenses and other liabilities”. Balances of contract liabilities were
RMB112,016 and RMB164,749 (US$25,853) as of December 31, 2020 and December 31, 2021, respectively. The increase in deferred revenue as compared to the year ended December 31, 2020 is a result of the increase in fees received from membership services. Revenue recognized that was included in deferred revenue balance at the beginning of year were RMB84,703, RMB94,056 and RMB74,996 (US$11,769) for the years ended December 31, 2019, 2020 and 2021, respectively.
Cost of revenues
Cost of revenues primarily consists of traffic acquisition cost, bandwidth and cloud service costs, content and channel costs, royalty fees, salaries and benefits, share-based compensation expenses, depreciation of equipment, amortization of intangible assets and cost of products sold.
Selling and marketing expenses
Selling and marketing expenses consist primarily of advertising and promotional expenses, staff costs, share-based compensation expenses and other related incidental expenses that are incurred directly to attract or retain users and customers for the Group’s websites, applications, software
,
 online platforms and products. Advertising and promotional expenses are expensed when incurred. For the years ended December 31, 2019, 2020 and 2021, advertising and promotional expenses were RMB1,305,720, RMB550,566 and RMB242,354 (US$38,031), respectively.

Research and development expenses
Research and development consist primarily of employee costs and rental expenses related to personnel involved in the development and enhancement of the Group’s service offerings on its websites, PC software, mobile applications and products and amortization of intangible assets used in research and development. The Group expenses these costs as incurred, unless such costs qualify for capitalization as software development costs, including (i) preliminary project is completed, (ii) management has committed to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended, and (iii) they result in significant additional functionality in the Group’s products. Capitalized software development costs were not material for all periods presented.
Government subsidies
Government subsidies primarily consist of financial subsidies received from provincial and local governments, for operating a business in their jurisdictions or conducting research and development projects pursuant to specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. For the government subsidies with non-operating
feature and with no further conditions to be met, the amounts are recorded in “Other income” when received; for the government subsidies with operating feature and with no further conditions or specific use requirements to be met, the amount are recorded in “Other operating income” when received; and for the government subsidies related to research and development projects, the amounts are recorded in others in “Accrued expenses and other liabilities” when received and will be offset against “Research and development” expenses over the project period when no further conditions are to be met.
Leases
Prior to the adoption of ASC 842,
Leases
(“ASC 842”) on January 1, 2019 leases have been classified as either capital or operating leases at the inception date. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective lease terms. The Group leases office space under operating lease agreements. Certain of the lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on a straight-line basis over the term of the lease.
The Group adopted ASC 842 on January 1, 2019 using the modified retrospective method and did not restate the comparable periods. The Group elected the package of practical expedients, which allow the Group to carry forward the historical lease classification, not to reassess whether a contract is or contains a lease and initial direct costs for any leases that exist prior to adoption of the new standard. The Group also elected the practical expedient not to separate lease and non-lease
components for certain classes of underlying assets and the short-term lease exemption for contracts with lease terms of 12 months or less.
The Group determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Group recognizes right-of-use
assets and lease liabilities based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. For finance leases, assets are included in property and equipment on the consolidated balance sheets. As most of the Group’s leases do not provide an implicit rate, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The Group’s leases often include options to extend and lease terms include such extended terms when the Group is reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when the Group is reasonably certain not to exercise those options. Lease expense is recorded on a straight-line basis over the lease term.

Comprehensive income
Comprehensive income is defined to include all changes in shareholders’ equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC
220-10,
Comprehensive Income: Overall
requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements.
Income taxes
The Group accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not
that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.
The Group applies ASC 740,
Accounting for Income Taxes
, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has recorded unrecognized tax benefits in the other non-current
liabilities in the accompanying consolidated balance sheets. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “Income tax expenses”, in the consolidated statements of comprehensive (loss) income.
The Group’s estimated liability for unrecognized tax benefits and the related interest and penalties are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts and circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which they occur.
Share-based compensation
The Group accounts for share-based compensation in accordance with ASC 718,
Compensation-Stock Compensation: Overall
.

In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees and non-employees classified as equity awards are recognized in the financial statements based on their grant date fair values.
The Group has elected to recognize share-based compensation using the accelerated method, for all share-based awards granted with graded vesting based on service conditions and for awards with performance conditions if it is probable that the performance condition will be achieved. The Group account for forfeitures as they occur, if required vesting conditions are not met and the share-based awards are forfeited, previously recognized compensation expenses relating to those awards are reversed. The Group, with the assistance of an independent third-party valuation firm determined the fair value of the share- based awards granted to employees and non-employees, if applicable. The binomial tree option pricing model was applied in determining the estimated fair value of the awards.
A change in any of the terms or conditions of share options is accounted for as a modification of share-based awards. The Group calculates the incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested share-based awards, the Group recognizes incremental compensation cost in the period the modification occurred. For unvested share-based award, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.
(Loss) earnings per share
(Loss) earnings per share are calculated in accordance with ASC
260-10,
Earnings per Share: Overall
. Basic earnings per share are computed by dividing net (loss) income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two-class
method. Under the
two-class
method, net (loss) income, accretion of the redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries are allocated to ordinary shares based on their participating rights in the undistributed earnings as if all the earnings for the reporting period had been distributed.
Diluted earnings per share is calculated by dividing net (loss) income attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the vesting of restricted shares and the exercising of option using the treasury stock method. The computation of the dilutive (loss) earnings per share of Class A ordinary share assumes the conversion of Class B ordinary shares. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects are anti-dilutive.
Contingencies
The Group records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred, and the amount of loss can be reasonably estimated. The Group evaluates the developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Group discloses the amount of the accrual if it is material.

Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is the chief executive officer. Starting from 2017, the Group reorganized its operation into three segments: utility products and related services, mobile entertainment business and AI and others. In 2020, the Group disposed certain gaming-related businesses in the overseas markets. As a result, the Group expects the revenue contribution from the mobile game business to decrease in the foreseeable future. Therefore, the Group started reporting its revenues and operating profits by two segments: internet business and AI and others. In 2021, the Group realigned its segments as the CODM changed how he manages and assesses the Group’s segment performance. The Group’s overseas advertising agency services, which assists domestic companies to launch advertisement on overseas advertising platforms, are changed from the Internet business into AI and others due to the synergies created between the Group’s advertising agency services and global multi-cloud management services. The Group has retrospectively revised segment information for the comparative periods to conform to the current period.
Concentration of risks
Concentration of credit risk
Financial instruments that are potentially subject to credit risk consist of cash and cash equivalents, restricted cash, short-term investments, available-for-sale
debt securities, accounts receivable and other receivables. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk. As of December 31, 2021, the Group has RMB1,847,520 (US$289,917) in cash and cash equivalents, restricted cash, short-term investments and available-for-sale
debt securities, and 64.3% and 35.7% of which are held by financial institutions in the PRC and international financial institutions outside of the PRC, respectively. Deposits held with financial institutions were not protected by statutory or commercial insurance. In the event of bankruptcy of one of these financial institutions, the Group may be unlikely to claim its deposits back in full.
Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.
Under PRC law, it is generally required that a commercial bank in the PRC that holds third-party cash deposits protect the depositors’ rights over and interests in their deposited money; PRC banks are subject to a series of risk control regulatory standards; and PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis.
Accounts receivable and other receivables are both typically unsecured and are derived from revenue earned from customers or cash receivables on behalf of publishers. The risk is mitigated by credit evaluations the Group performs on its ongoing credit evaluations of its customers’ financial conditions and ongoing monitoring process of outstanding balances. The Group maintains reserves for estimated credit losses and these losses have generally been within expectations.
Business, customer, political, social and economic risks
The Group participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth and risks related to outbreaks of epidemics, such as
COVID-19.
On February 21, 2020, the Company’s Google Play Store, Google AdMob, and Google AdManager accounts had been disabled, which adversely affected its ability to attract new users and generate revenue from Google.
For the year ended December 31, 2019, approximately 13.8%, and 8.1% of the Group’s total revenue were derived from Google and consumption of virtual items by users via Google, respectively. For the year ended December 31, 2020 and 2021, no individual customer accounted for over 10% of the Group’s total revenue.

The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Internet related businesses are subject to significant restrictions under current PRC laws and regulations. Specifically, foreign investors are not allowed to own more than 50% equity interests in any Internet Content Provider (“ICP”) business.
Currency convertibility risk
A significant portion of the Group’s operating activities as well as the assets and liabilities are denominated in RMB which is not freely convertible into foreign currencies. The Group’s financing activities are denominated in US$. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of PRC (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.
Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.
Foreign currency exchange rate risk
While the Group’s reporting currency is RMB, a portion of the Group’s revenues and costs are generated and denominated in US$. As a result, the Group is exposed to foreign exchange risk as its revenues and results of operations may be affected by fluctuations in the exchange rate between U.S. dollar and RMB. If the US$ depreciates against the RMB, the value of the Group’s US$ revenues expressed in the RMB financial statements will decline. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB exchange rate flexibility. The appreciation of the RMB against US$ was approximately 4.1% for the year ended December 31, 2019, the appreciation of the RMB against US$ was approximately 6.27% for the years ended December 31, 2020 and the appreciation of the RMB against US$ was approximately 2.34% for the years ended December 31, 2021. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the US$ in the future.
Impact of COVID-19
The
COVID-19
pandemic continues to evolve. There are still uncertainties of
COVID-19’s
future impact, and the extent of the impact will depend on a number of factors, including the duration and severity of
COVID-19,
possibility of a Delta and Omicron outbreak ,the development and progress of distribution of
COVID-19
vaccine and other medical treatment, the potential change in user behavior, especially on internet usage due to the prolonged impact of
COVID-19,
the actions taken by government authorities, particularly to contain the outbreak, stimulate the economy to improve business condition, almost all of which are beyond the Group’s control. As a result, certain of the Group’s estimates and assumptions, including the allowance for credit losses, the valuation of certain debt and equity investments, long-term investments, and long-lived assets subject to impairment assessments, require significant judgments and carry a higher degree of variabilities and volatilities that could result in material changes to the Group’s current estimates in future periods.

Recently issued accounting pronouncements
In October 2021, the FASB issued ASU
2021-08,
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with Topic 606, Revenue from Contracts with Customers The new amendments are effective for us are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The amendments should be applied prospectively to business combinations occurring on or after the effective date of the amendments, with early adoption permitted. The Group is currently evaluating the impact on our consolidated financial statements of adopting this guidance.
In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance. This update requires certain annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy. This update is effective for annual periods beginning after December 15, 2021, and early application is permitted. This guidance should be applied either prospectively to all transactions that are reflected in financial statements at the date of initial application and new transactions that are entered into after the date of initial application or retrospectively to those transactions. The Group is currently evaluating the impact on our consolidated financial statements of adopting this guidance.